PROPERTY, FURNITURE AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY, FURNITURE AND EQUIPMENT, NET [Abstract]
PROPERTY, FURNITURE AND EQUIPMENT, NET
10	PROPERTY, FURNITURE AND EQUIPMENT, NET

a)	The movement of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2021, 2020, and 2019 was as follows:

	Land	Buildings and other constructions	Installations	Furniture and fixtures	Computer hardware	Vehicles and equipment	Work in progress	2021	2020	2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	403,205	1,171,785	675,940	474,432	612,891	115,407	61,542	3,515,202	3,512,477	3,573,580
Additions	3,657	9,348	8,030	13,062	28,527	4,527	40,639	107,790	98,120	134,776
Acquisition of business, Note 2(a)	–	–	–	–	–	–	–	–	–	29,893
Transfers	873	(4,621)	44,549	1,735	5,395	4,945	(52,876)	–	–	–
Disposals and others	(5,879)	(19,006)	(8,343)	(24,223)	(44,426)	(9,229)	(10,996)	(122,102)	(95,395)	(225,772)
Balance as of December 31	401,856	1,157,506	720,176	465,006	602,387	115,650	38,309	3,500,890	3,515,202	3,512,477

Accumulated depreciation -
Balance as of January 1	–	689,061	503,973	318,705	537,990	90,598	–	2,140,327	2,084,304	2,092,878
Depreciation of the period	–	30,750	30,838	31,594	41,131	5,860	–	140,173	142,092	146,066
Acquisition of business, Note 2(a)	–	–	–	–	–	–	–	–	–	19,299
Transfers	–	(1,151)	1,151	2	(2)	–	–	–	–	–
Disposals and others	–	(7,113)	(8,343)	(23,123)	(44,426)	(5,384)	–	(88,389)	(86,069)	(173,939)
Balance as of December 31	–	711,547	527,619	327,178	534,693	91,074	–	2,192,111	2,140,327	2,084,304

Net carrying amount	401,856	445,959	192,557	137,828	67,694	24,576	38,309	1,308,779	1,374,875	1,428,173

Banks, financial institutions and insurance entities operating in Perú are not allowed to pledge their fixed assets.

During 2021, the Bank as part of the investment in fixed assets made annually, it has made disbursements related mainly to the remodeling of its headquarters located in La Molina , San Pedro and Lima office. During 2020, the Bank as part of the investment in fixed assets made annually, it has made disbursements related mainly to the remodeling of its headquarters located in La Molina and the comprehensive remodeling of the Café Dasso office. During 2019, the Bank has made disbursements mainly related to the remodeling of its headquarters in La Molina and integral remodeling to the Sucursal Cusco.

Credicorp’s subsidiaries hold insurance contracts over its main assets in accordance with the policies established by Management.

Management periodically reviews the residual value, useful life and method of depreciation of the Group’s property, furniture and equipment to ensure that they are consistent with their actual economic benefits and life expectations. In Management’s opinion, as of December 31, 2021, 2020 and 2019 there is no evidence of impairment of the Group’s property, furniture and equipment.